Financing receivables - Summary of loans receivable reported within Loans receivable or Investments in and advances to affiliated companies (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		¥ 1,908,366	¥ 1,338,164
Carried at fair value	[1]	554,137	537,664
Total		2,462,503	1,875,828
Advances to affiliated companies [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost			300
Carried at fair value	[1]
Total			300
Total [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		1,908,366	1,338,464
Carried at fair value	[1]	554,137	537,664
Total		2,462,503	1,876,128
Loans at banks [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		491,559	386,127
Carried at fair value	[1]
Total		491,559	386,127
Short-term secured margin loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		429,075	358,572
Carried at fair value	[1]
Total		429,075	358,572
Inter-bank money market loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		1,385	1,040
Carried at fair value	[1]
Total		1,385	1,040
Corporate loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		986,347	592,425
Carried at fair value	[1]	554,137	537,664
Total		¥ 1,540,484	¥ 1,130,089

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.